Money Market Funds
Firstar Stellar Treasury Fund
Firstar Stellar Tax-Free Money Market Fund
Firstar Stellar Ohio Tax-Free Money Market Fund

Bond Funds
Firstar Stellar Strategic Income Fund
Firstar Stellar U.S. Government Income Fund
Firstar Stellar Insured Tax-Free Bond Fund

Stock Funds
Firstar Stellar Growth Equity Fund
Firstar Stellar Relative Value Fund
Firstar Stellar Fund
Firstar Stellar Capital Appreciation Fund
Firstar Stellar International Equity Fund

                                                                    July 2, 1999
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              Supplement to the Statement of Additional Information
                              Dated March 31, 1999


Firstar Stellar Funds has decided to terminate the Star Points Frequent Investor Program. The Star Points Frequent Investor Program was introduced in 1996 as a way for investors to earn points towards a free round-trip airline ticket with every dollar invested in the Funds. While the program was innovative for the investment industry, only a small number of shareholders have benefited from the program. As a result, Firstar Stellar Funds has decided to terminate the program while striving to provide the best products and services to all investors.

Please note that Star Points will continue to accrue for purchases made through September 17, 1999. If you have accrued at least 50,000 points by that date, you will have until June 30, 2000 to redeem your points for air travel.

The Statement of Additional Information is amended as follows:

Page 55
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Under the subheading  "Frequent  Investor  Program," the following  paragraph is added:

         The following rules regarding the Frequent Investor Program apply to investments made through September 17, 1999. After that date, the Frequent Investor Program will be terminated and investors will not be able to accrue any more points towards a free round-trip airline ticket. If you have accrued at least 50,000 points by September 17, 1999, you will have until June 30, 2000 to redeem your points for air travel.






Please  retain  this   Supplement   with  your  Statement  of
Additional Information for future reference.